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[LOGO of PIONEER INVESTMENTS(R)]

                                                                     May 3, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re: Pioneer Series Trust VI (the "Trust")
    (File Nos. 333-138560 and 811-21978)
    CIK No. 0001380192

Ladies and Gentlemen:

     On behalf of Pioneer Multi-Asset Real Return Fund (the "Fund"), a series of the Trust, a Delaware statutory trust, and pursuant to Rule 497 (e) under the Securities Act of 1933 Act, as amended, we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the updated risk/return summary information in the prospectus for the Fund dated March 1, 2012, as revised April 16, 2012, as filed under Rule 497(e) on April 16, 2012 (SEC accession number 0000276776-12-000004).

     If you have any questions or comments relating to the filing, please contact me at 96170 4695.

                                        Very truluy yours,


                                        /s/ Thomas Reyes
                                        ----------------------------------------
                                        Thomas Reyes
                                        Assistant Secretary

cc: Jeremy B. Kantrowitz, Esq.
    Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109-1820

"Member of the UniCredit S.p.A. banking group"

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                            PIONEER SERIES TRUST VI

                                 EXHIBIT INDEX

Exhibits for Item 28 of Form N-1A

Index Number   Description of Index
------------   --------------------------------------------
EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Document
EX-101.DEF     XBRL Taxonomy Extension Definition Document
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase